Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The income tax provision consisted of the following:
	2015	2014
Current income tax expense	$2,876,710	$1,784,278
Deferred taxation	852,528	822,200

	$3,729,238	$2,606,478

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2015	2014
Income before income taxes	$5,135,757	$9,434,787
Income tax computed at statutory EIT rate (25%)	1,283,939	2,358,696
Effect of different tax rates available to different jurisdictions	123,830	23,964
Non-deductible expenses	1,976,633	25,773
Change in valuation allowance and others	344,836	198,046

Income tax expenses	$3,729,238	$2,606,479

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to the Company's net deferred tax assets and liabilities are summarized as follows:

	2015	2014
Deferred tax assets
Current portion:
Receivables provision	$525,720	$449,509
Tax losses carried forward	207,868	207,868
Less: Valuation allowance	-	-

Total deferred tax assets	$733,588	$657,377

	2015	2014
Deferred tax liabilities
Revenue cut-off difference derived from Value Added Tax reporting system to calculate PRC Corporation Income Tax in accordance with the PRC State Administration of Taxation	$1,948,948	$1,020,209

Total deferred tax liabilities	$1,948,948	$1,020,209

Net deferred tax liabilities	$(1,215,360)	$(362,832)